LEASES	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
LEASES
NOTE 9 – LEASES

A.	Right-of-use assets

	Cost				Accumulated depreciation
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2024	2025
	in USD thousands				in USD thousands				in USD thousands
Composition in 2025
Property	1,551	-	-	1,551	810	135	-	945	741	606
Motor vehicles	456	-	196	260	230	79	139	170	226	90
	2,007	-	196	1,811	1,040	214	139	1,115	967	696

B.	Lease liabilities

	Balance at	Additions	Deletions	Interest expense	Exchange differences	Payments	Balance at
	beginning	during	during	during	during	during	end of
	of year	year	year	year	year	year	year
		in USD thousands
Composition in 2025
Property	1,409	-	-	176	174	596	1,163
Motor vehicles	194	-	71	10	17	102	48
	1,603	-	71	186	191	698	1,211

C.	Additional disclosures

1)
The Company leases its premises in Israel under a lease agreement entered into in August 2014. Payments under the lease commenced in June 2015, and the initial term of the lease expired in June 2020. The lease agreement includes three options to extend the lease through June 30, 2030 in the aggregate, each at a 5% increase to the preceding lease payment amount. The Company exercised its first and second options to extend the lease through June 30, 2028, and is currently making monthly lease payments of approximately $30,000. In addition to the monthly lease payments, the Company also pays building monthly maintenance charges of approximately $9,700.

2)
The Company has entered into lease agreements in connection with a number of vehicles. The lease periods are generally for three years. The annual lease fees, linked to the CPI, are approximately $215,000. To secure the terms of the lease agreements, the Company has prepaid two months of lease payments to the leasing companies.

3)	As of December 31, 2025, minimum future rental payments (taking into consideration the aforementioned extension periods) under the leases are as follows:

Year	Property	Motor vehicles	Total
	in USD thousands
2026	332	106	438
2027	348	21	369
2028	348	-	348
2029-2030	523	-	523
	1,551	127	1,678

Extension and termination options are included in the property lease. These are used to maximize operational flexibility in terms of managing the assets used in the Company’s operations. The substantial majority of extension and termination options are exercisable solely by the Company and not by the lessors.